CONCENTRATIONS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenues		$ 66,609	$ 50,714	$ 200,204	$ 449,036	$ 66,117
Accounts Receivable [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage				100.00%	40.00%	93.00%
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage					40.00%
Accounts Receivable [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage					20.00%
Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%	66.00%	41.00%	66.00%
Revenues			50,714	133,037	182,997	43,943
Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage				30.00%	27.00%	25.00%
Revenues				60,544	122,821	16,836
Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage					14.00%
Revenues					62,500
Revenue [Member] | Major Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage					12.00%
Revenues					$ 56,058